PIMCO Foreign Bond Portfolio (Unhedged)

PIMCO Variable Insurance Trust

Supplement Dated May 25, 2011 to the
Administrative Class Prospectus (dated April 29, 2011) (the “Prospectus”), as supplemented and revised from time to time

Disclosure Related to the PIMCO Foreign Bond Portfolio (Unhedged), PIMCO Foreign
Bond Portfolio (U.S. Dollar-Hedged) and PIMCO Global Bond Portfolio (Unhedged)

Effective immediately, the second sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Foreign Bond Portfolio (Unhedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD, which as of March 31, 2011 was 7.00 years.

In addition, effective immediately, the third sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. Index Hedged in USD, which as of March 31, 2011 was 7.00 years.

Additionally, effective immediately, the fourth sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Global Bond Portfolio (Unhedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global FX NY Index Unhedged in USD, which as of March 31, 2011 was 6.44 years.

Investors Should Retain This Supplement For Future Reference

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD, which as of March 31, 2011 was 7.00 years.

PIMCO Global Bond Portfolio (Unhedged)

PIMCO Variable Insurance Trust

Supplement Dated May 25, 2011 to the
Administrative Class Prospectus (dated April 29, 2011) (the “Prospectus”), as supplemented and revised from time to time

Disclosure Related to the PIMCO Foreign Bond Portfolio (Unhedged), PIMCO Foreign
Bond Portfolio (U.S. Dollar-Hedged) and PIMCO Global Bond Portfolio (Unhedged)

Effective immediately, the second sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Foreign Bond Portfolio (Unhedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD, which as of March 31, 2011 was 7.00 years.

In addition, effective immediately, the third sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. Index Hedged in USD, which as of March 31, 2011 was 7.00 years.

Additionally, effective immediately, the fourth sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Global Bond Portfolio (Unhedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global FX NY Index Unhedged in USD, which as of March 31, 2011 was 6.44 years.

Investors Should Retain This Supplement For Future Reference

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global FX NY Index Unhedged in USD, which as of March 31, 2011 was 6.44 years.

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

PIMCO Variable Insurance Trust

Supplement Dated May 25, 2011 to the
Administrative Class Prospectus (dated April 29, 2011) (the “Prospectus”), as supplemented and revised from time to time

Disclosure Related to the PIMCO Foreign Bond Portfolio (Unhedged), PIMCO Foreign
Bond Portfolio (U.S. Dollar-Hedged) and PIMCO Global Bond Portfolio (Unhedged)

Effective immediately, the second sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Foreign Bond Portfolio (Unhedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD, which as of March 31, 2011 was 7.00 years.

In addition, effective immediately, the third sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. Index Hedged in USD, which as of March 31, 2011 was 7.00 years.

Additionally, effective immediately, the fourth sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Global Bond Portfolio (Unhedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global FX NY Index Unhedged in USD, which as of March 31, 2011 was 6.44 years.

Investors Should Retain This Supplement For Future Reference

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. Index Hedged in USD, which as of March 31, 2011 was 7.00 years.